Supplement, dated January 21, 2000, to the Prospectus, dated June 1, 1999 of
              Seligman Global Fund Series, Inc. (the "Corporation")
             (formerly, Seligman Henderson Global Fund Series, Inc.)


The following supersedes the related information set forth in the Corporation's prospectus.

On January 21, 2000, pursuant to authorization from the Corporation's Board of Directors, J. & W. Seligman & Co. Incorporated, manager of the Corporation ("Seligman"), gave notice to Henderson Investment Management Limited ("HIML") of its termination, effective as of the close of business on March 31, 2000, of the Subadvisory Agreement between Seligman and HIML in respect of the Seligman Henderson International Fund, the Seligman Henderson Emerging Markets Growth Fund, the Seligman Henderson Global Growth Opportunities Fund, and the Seligman Henderson Global Technology Fund (the "Funds"). At this time, HIML will continue to act as subadvisor with respect to the Seligman Henderson Global Smaller Companies Fund.

International advisory services will be provided to the Funds by Seligman's Global Growth Team, Emerging Markets Team or Global Technology Team, as described below. During the notice period, HIML will continue to provide the Funds with investment advice, research and assistance with respect to their non-US investments, subject to Seligman's overall supervision. Following the close of business on March 31, 2000, Seligman will assume full responsibility for the non-US investments of the Funds.

Seligman's Global Growth Team will be responsible for the international investments of the International Fund and the Global Growth Opportunities Fund. The Global Growth Team is co-headed by Ms. Marion S. Schultheis and Mr. Jack P. Chang.

Ms. Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Corporation and has been Co-Portfolio Manager of the Global Growth Opportunities Fund since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. She is a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Capital Portfolio and Seligman Large-Cap Growth Portfolio and Co-Portfolio Manager of its Seligman International Growth Portfolio and Seligman Global Growth Portfolio.

Mr. Chang joined Seligman on September 20, 1999 as a Managing Director. He is a Vice President of the Corporation. Prior to joining Seligman, Mr. Chang was a Senior Vice President and Portfolio Manager at Putnam Investment Management
since 1997. Prior thereto, he was a Portfolio Manager with Columbia Management Company from 1993 to 1997, and a Senior Analyst and Portfolio Manager with Scudder, Stevens & Clark from 1989 to 1993. Mr. Chang is also a Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman International Growth Portfolio and Seligman Global Growth Portfolio.

The Emerging Markets Team, headed by Mr. Daniel J. Barker, will be responsible for the international investments of the Emerging Markets Growth Fund. He is a Vice President of the Corporation. Mr. Barker joined Seligman on October 11, 1999 as a Senior Vice President. Prior to joining Seligman, Mr. Barker was a Portfolio Manager at GE Investments since 1994. Prior thereto, he was a Corporate Financial Analyst at GE Information Services from 1990 to 1994.

The Global Technology Team, headed by Mr. Paul H. Wick, will be responsible for the international investments of the Global Technology Fund. Mr. Wick, a Managing Director of Seligman, is a Vice President of the Corporation and has been Co-Portfolio Manager of the Global Technology Fund since its inception. Mr. Wick has been a Managing Director of Seligman since January 1995 and a Director of Seligman since November 1997. Mr. Wick has been a Vice President and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990 and December 1989, respectively. Mr. Wick is a Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. He is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Communications and Information Portfolio and Co-Portfolio Manager of its Seligman Global Technology Portfolio.

Ms. Kei Yamamoto, a Senior Vice President of Seligman, is Co-Portfolio Manager of the Global Technology Fund. She is a Vice President of the Corporation. Ms. Yamamoto joined Seligman in May 1998 as a Vice President and has been a Senior Vice President since January 2000. Prior to joining Seligman, Ms. Yamamoto was an Associate Portfolio Manager at Oppenheimer Funds, Inc. from 1997 to 1998 and an Assistant Portfolio Manager at Franklin Templeton Group from 1994 to 1997. She is also a Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Global Technology Portfolio.

Mr. Steven A. Werber, a Vice President of the Corporation, is Co-Portfolio Manager of the Global Technology Fund. Mr. Werber joined Seligman on January 10, 2000 as a Senior Vice President. Prior to joining Seligman, Mr. Werber was an Analyst and Portfolio Manager at Fidelity Investments International since 1996. Prior thereto, he was an Associate at Goldman Sachs International from 1992 to 1996. Mr. Werber is also a Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Global Technology Portfolio.

The Corporation has also removed "Henderson" from its name, as well as from the names of each of its five series. In addition, the Seligman International Fund has changed its name to the "Seligman International Growth Fund," the Seligman Global Growth Opportunities Fund has changed its name to the "Seligman Global Growth Fund," and the Seligman Emerging Markets Growth Fund has changed its name to the "Seligman Emerging Markets Fund."

                                 _______________

The following supersedes the fourth full paragraph on page 22, under the Section "Management of the Funds," in the Corporation's prospectus:

"Each Fund pays Seligman a fee for its management services equal to a percentage of the Fund's average daily net assets. The fee rate declines as each Fund's net assets increase. The management fee rate with respect to the Emerging Markets Fund is equal to 1.25% of average daily net assets on the first $1 billion, 1.15% of average daily net assets on the next $1 billion and 1.05% of average daily net assets in excess of $2 billion. The management fee rate with respect to the Global Technology Fund is equal to an annual rate of 1.00% of average daily net assets on the first $2 billion, .95% of average daily net assets on the next $2 billion and .90% of average daily net assets in excess of $4 billion. The management fee rate with respect to each other Fund is equal to an annual rate of 1.00% of average daily net assets on the first $1 billion, .95% of average daily net assets on the next $1 billion and .90% of average daily net assets in excess of $2 billion."

EQSHGS1-1/00

                       Supplement, dated January 21, 2000,
         to the Statement of Additional Information, dated June 1, 1999 of
              Seligman Global Fund Series, Inc. (the "Corporation")
             (formerly, Seligman Henderson Global Fund Series, Inc.)


The following supersedes the related information set forth in the Corporation's statement of additional information.

On January 21, 2000, pursuant to authorization from the Corporation's Board of Directors, J. & W. Seligman & Co. Incorporated ("Seligman"), manager of the Corporation, gave notice to Henderson Investment Management Limited ("HIML") of its intent to terminate the Subadvisory Agreement between Seligman and HIML in respect of the Seligman Henderson International Fund, the Seligman Henderson Emerging Markets Growth Fund, the Seligman Henderson Global Growth Opportunities Fund, and the Seligman Henderson Global Technology Fund (the "Funds"). During the notice period, HIML will continue to provide the Funds with investment advice, research and assistance with respect to their non-US investments, subject to Seligman's overall supervision. Following the close of business on March 31, 2000, Seligman will assume full responsibility for the non-US investments of the Funds.

HIML will continue to act as subadvisor with respect to the Seligman Henderson Global Smaller Companies Fund and to receive a fee from Seligman based on the "applicable percentage" of the average monthly assets of the Smaller Companies Fund under its supervision. The "applicable percentage" is an annual rate of 0.90% for the period July 1, 1998 to June 30, 1999; 0.70% for the period July 1, 1999 to June 30, 2000; and 0.50% thereafter.

                                _______________

The Corporation has also removed "Henderson" from its name, as well as from the names of each of its five series. In addition, the Seligman International Fund has changed its name to the "Seligman International Growth Fund," the Seligman Global Growth Opportunities Fund has changed its name to the "Seligman Global Growth Fund," and the Seligman Emerging Markets Growth Fund has changed its name to the "Seligman Emerging Markets Fund."


EQSHGS1-1/00